Stradley Ronon Stevens & Young, LLP

Suite 2600

2005 Market Street

Philadelphia, PA 19103-7018

Telephone 215.564.8000

Fax 215.564.8120

www.stradley.com

Joel D. Corriero

(215) 564-8528

jcorriero@stradley.com

April 26, 2023

VIA EDGAR TRANSMISSION

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:

Milliman Variable Insurance Trust (“Trust”)

File Nos. 333- 257356 and 811- 23710

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this letter serves as certification that the form of Prospectus and Statement of Additional Information relating to the Milliman Money Market Fund series of the Trust that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 20, Amendment No. 22, to the Trust’s Registration Statement on Form N-1A, which was electronically filed with the U.S. Securities and Exchange Commission on April 20, 2023.

Please direct questions or comments relating to this filing to me at the above-referenced telephone number or, in my absence, Alan P. Goldberg at (312) 964-3503 or Shawn A. Hendricks at (215) 564-8778.

Very truly yours,

/s/ Joel D. Corriero

Joel D. Corriero

cc:

Ehsan K. Sheikh

Alan P. Goldberg

Shawn A. Hendricks

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